BUSINESS COMBINATIONS (Tables)	12 Months Ended
Sep. 27, 2019
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the purchase price allocation:

(In millions)	Fair Value
Allocation of the purchase consideration:
Accounts Receivable	$0.2
Inventories	1.0
Other assets	0.2
Intangibles	1.6
Goodwill	1.5
Other liabilities	(0.2)
Net assets acquired	4.3
Post-closing adjustments	0.5
Total cash consideration	$4.8

The following table summarizes the preliminary purchase price allocation:

(In millions)	Fair Value
Allocation of the purchase consideration:
Accounts receivable	$2.4
Inventories	5.7
Prepaid expenses and other current assets	0.7
Property, plant, and equipment	0.9
Goodwill	47.2
Intangible assets	32.9
Total assets acquired	89.8
Accounts payable	(1.0)
Accrued liabilities	(1.5)
Current maturities of long-term debt	(1.0)
Deferred revenues	(0.9)
Long-term debt	(3.5)
Other long-term liabilities	(1.1)
Total liabilities assumed	(9.0)
Noncontrolling interest	(1.4)
Net assets acquired, less noncontrolling interest	$79.4
Net cash paid	$69.5
Deferred consideration	9.9
Total consideration	$79.4

The following amounts represent the determination of the fair value of identifiable assets acquired and liabilities for the Acquired Detector Business:

(In millions)	Fair Value
Total cash consideration	$273.2
Allocation of the purchase consideration:
Cash	1.4
Accounts Receivable	18.7
Inventory	34.7
Prepaids and other current assets	0.6
Property, plant, and equipment	21.4
Other assets, non-current	2.0
Intangibles	81.1
Goodwill	167.3
Total assets acquired	$327.2

Current liabilities	$(17.2)
Other liabilities, non-current	(36.8)
Total liabilities assumed	(54.0)
Net assets acquired	$273.2

Schedule of Intangible Assets Acquired
The following amounts represent the determination of the fair value of identifiable intangible assets for the Acquired Detector Business, which are amortized straight-line:

(In millions)	Fair Value	Estimated Useful Life (In Years)
Favorable leasehold interests	$3.8	16
Backlog	1.2	1
Trade names	1.4	5
Developed technology	37.7	7
In-process research and development	4.0	indefinite
Customer relationships	33.0	7
Total intangible assets acquired	$81.1

The following amounts represent the determination of the fair value and estimated weighted average useful lives of identifiable intangible assets for the Direct Conversion, which are amortized straight-line:

(In millions)	Fair Value	Estimated Weighted Average Useful Life (In Years)
Backlog	$0.2	1
Trade names	2.5	5
Developed technology	18.4	10
In-process research and development	2.8	indefinite
Customer relationships	9.0	10
Total intangible assets acquired	$32.9

Schedule of Segment Reporting Information, by Segment
The following amounts represent revenues by reporting segment from Direct Conversion from the acquisition date of April 29, 2019, through September 27, 2019:

(In millions)	Direct Conversion Revenue
Medical	$4.5
Industrial	1.8
Total Direct Conversion revenues	$6.3

The following amounts represent revenues by reporting segment from the Acquired Detector Business from the acquisition date of May 1, 2017 through September 29, 2017:

(In millions)	May 1, 2017 through September 29, 2017
Acquired Detector Business
Medical	$41.1
Industrial	20.2
Total Acquired Detector Business revenues	$61.3

Information related to the Company’s segments is as follows:

	Fiscal Year
(In millions)	2019	2018	2017
Revenues
Medical	$596.8	$602.0	$556.9
Industrial	183.8	171.4	141.2
Total revenues	780.6	773.4	698.1
Gross margin
Medical	188.9	190.5	193.6
Industrial	67.8	63.4	59.9
Total gross margin	256.7	253.9	253.5
Total operating expenses	211.0	209.4	169.8
Interest and other expenses, net	(24.2)	(18.8)	(8.9)
Earnings before taxes	21.5	25.7	74.8
Taxes (benefit) on earnings	5.7	(2.6)	22.8
Net earnings	15.8	28.3	52.0
Less: Net earnings attributable to noncontrolling interests	0.3	0.8	0.4
Net earnings attributable to Varex	$15.5	$27.5	$51.6

Business Acquisition, Pro Forma Information	The unaudited pro-forma results do not reflect any operating efficiencies or potential cost savings which may result from the consolidation of the Acquired Detector Business and are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisition had occurred at the beginning of the period presented nor are they indicative of future results of operations or results that might have been achieved had the acquisition been consummated as of October 3, 2015.

Fiscal Year
(In millions)	2017
Revenue	$777.8
Operating earnings	$84.7
Net earnings	$43.1
Net earnings per share, basic	$1.15
Net earnings per share, diluted	$1.13